SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Fair Value of Financial Instruments
	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-
Liabilities
Derivative Liability	$216,223	$-	$-	$216,223
Total liabilities measured at fair value	$216,223	$-	$-	$216,223

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-

Liabilities

Derivative Liability	$268,403	$-	$-	$268,403
Total liabilities measured at fair value	$268,403	$-	$-	$268,403